UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07377

Morgan Stanley Insight Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Insight Fund A - CPOAX

Morgan Stanley Insight Fund C - MSCMX

Morgan Stanley Insight Fund I - CPODX

Morgan Stanley Insight Fund IR - MBIRX

Morgan Stanley Insight Fund L - CPOCX

Morgan Stanley Insight Fund R6 - MCRTX

Morgan Stanley Insight Fund

Class A  CPOAX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Information Technology Services
21.7%
Software
21.6%
Financial Services
8.3%
Trading Companies & Distributors
7.1%
Automobiles
5.9%
Entertainment
5.7%
Other[1]
29.7%

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CPOAX -TSR-SAR

Morgan Stanley Insight Fund

Class C  MSCMX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MSCMX -TSR-SAR

Morgan Stanley Insight Fund

Class I  CPODX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CPODX -TSR-SAR

Morgan Stanley Insight Fund

Class IR  MBIRX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MBIRX -TSR-SAR

Morgan Stanley Insight Fund

Class L  CPOCX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

CPOCX -TSR-SAR

Morgan Stanley Insight Fund

Class R6  MCRTX

Semi-Annual Shareholder Report June 30, 2025

This semi-annual shareholder report contains important information about  Morgan Stanley Insight Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,479,118,856
# of Portfolio Holdings	29
Portfolio Turnover Rate	35%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	29.7%
Entertainment	5.7%
Automobiles	5.9%
Trading Companies & Distributors	7.1%
Financial Services	8.3%
Software	21.6%
Information Technology Services	21.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	12.3%
MicroStrategy, Inc.	6.4%
Affirm Holdings, Inc.	6.4%
Tesla, Inc.	5.9%
ROBLOX Corp.	5.7%
AppLovin Corp.	5.2%
IonQ, Inc.	4.9%
DoorDash, Inc.	4.8%
MercadoLibre, Inc.	4.7%
Shopify, Inc.	4.7%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2025

MCRTX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Insight Fund

Semi-Annual Financial Statements and Additional Information

June 30, 2025

Morgan Stanley Insight Fund

Table of Contents (unaudited)

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2025 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.8%)
	Automobiles (5.9%)
275,414	Tesla, Inc. (a)	$87,488,011
	Biotechnology (2.4%)
4,099,740	Arbutus Biopharma Corp. (a)	12,668,197
378,269	Intellia Therapeutics, Inc. (a)	3,548,163
795,260	ProKidney Corp. (a)	470,874
1,084,816	Roivant Sciences Ltd. (a)	12,225,876
264,176	XOMA Royalty Corp. (a)	6,657,235
		35,570,345
	Broadline Retail (4.8%)
26,831	MercadoLibre, Inc. (a)	70,126,307
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost - $1,890,214; acquired 12/22/15) (a)(b)(c)	—
	Entertainment (5.7%)
800,493	ROBLOX Corp., Class A (a)	84,211,864
	Financial Services (8.3%)
1,372,543	Affirm Holdings, Inc. (a)	94,897,623
2,950,743	Federal National Mortgage Association (a)	28,150,088
		123,047,711
	Health Care Providers & Services (1.3%)
8,338,478	Agilon Health, Inc. (a)	19,178,499
	Hotels, Restaurants & Leisure (4.8%)
290,116	DoorDash, Inc., Class A (a)	71,516,495
NUMBER OF SHARES		VALUE
	Information Technology Services (21.7%)
934,428	Cloudflare, Inc., Class A (a)	$182,989,035
601,801	Shopify, Inc., Class A (Canada) (a)	69,417,746
308,173	Snowflake, Inc., Class A (a)	68,959,872
		321,366,653
	Pharmaceuticals (4.7%)
1,925,668	Royalty Pharma PLC, Class A	69,381,818
	Real Estate Management & Development (2.4%)
522,935	Landbridge Co. LLC, Class A	35,339,947
	Software (18.7%)
219,737	AppLovin Corp., Class A (a)	76,925,529
10,372,106	Aurora Innovation, Inc. (a)	54,349,835
99,545	Crowdstrike Holdings, Inc., Class A (a)	50,699,264
234,868	MicroStrategy, Inc., Class A (a)	94,940,692
		276,915,320
	Tech Hardware, Storage & Peripherals (4.9%)
1,689,846	IonQ, Inc. (a)	72,612,683
	Trading Companies & Distributors (7.2%)
636,908	Core & Main, Inc., Class A (a)	38,437,398
3,120,075	QXO, Inc. (a)	67,206,415
		105,643,813
	Total Common Stocks (Cost $866,689,241)	1,372,399,466

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2025 (unaudited) continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (2.9%)
	Software (2.9%)
523,556	Databricks, Inc., Series H (a)(b)(c) (acquisition cost - $38,473,059; acquired 8/31/21)	$43,057,245
197,427	Lookout, Inc., Series F (a)(b)(c) (acquisition cost - $2,255,228; acquired 6/17/14)	858,808
	Total Preferred Stocks (Cost $40,728,287)	43,916,053
	Investment Company (2.8%)
670,123	iShares Bitcoin Trust ETF (a) (Cost $25,929,940)	41,018,229
NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.7%)
	Investment Company (1.7%)
25,265	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 4.09% (See Note 9) (Cost $25,264,551)	$25,264,551
Total Investments Excluding Purchased Options (Cost $958,612,019)	100.2%	1,482,598,299
Total Purchased Options Outstanding (Cost $7,785,024)	0.1%	1,406,576
Total Investments (Cost $966,397,043) (d)(e)	100.3%	1,484,004,875
Liabilities in Excess of Other Assets	(0.3)	(4,886,019)
Net Assets	100.0%	$1,479,118,856

The Fund had the following Derivative Contract — PIPE open at June 30, 2025:

COUNTERPARTY	REFERENCED OBLIGATION	NOTIONAL AMOUNT	SETTLEMENT DATE	UNREALIZED DEPRECIATION	% OF NET ASSETS
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(b)(c)(f)(g)	$28,296,870	12/31/25	$(1,148,381)	(0.08)%

  (a)  Non-income producing security.

  (b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2025 amounts to $42,767,672 and represents 2.9% of net assets.

  (c)  Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

  (d)  Securities are available for collateral in connection with a security purchased on a forward commitment basis, derivative contract - PIPE and purchased options.

  (e)  At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $581,408,372 and the aggregate gross unrealized depreciation is $64,948,921, resulting in net unrealized appreciation of $516,459,451.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2025 (unaudited) continued

  (f)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

  (g)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,347,470 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

  ETF  Exchange Traded Fund.

  PIPE  Private Investment in Public Equity.

  SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	139,221,420	$139,221	$12,808	$577,525	$(564,717)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May-26	332,468,224	332,468	695,191	1,383,935	(688,744)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	281,128,866	281,129	72,250	1,223,473	(1,151,223)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	130,751,621	130,752	915	569,031	(568,116)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	340,080,885	340,081	325,458	1,404,193	(1,078,735)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr-26	222,022,032	222,022	227,129	1,078,810	(851,681)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	326,568,980	326,569	72,825	1,548,057	(1,475,232)
							$1,406,576	$7,785,024	$(6,378,448)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  June 30, 2025 (unaudited) continued

Consolidated Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$321,366,653		21.6%
Software	320,831,373		21.6
Financial Services	123,047,711		8.3
Trading Companies & Distributors	105,643,813		7.1
Automobiles	87,488,011		5.9
Entertainment	84,211,864		5.7
Tech Hardware, Storage & Peripherals	72,612,683		4.9
Hotels, Restaurants & Leisure	71,516,495		4.8
Broadline Retail	70,126,307		4.7
Pharmaceuticals	69,381,818		4.7
Investment Companies	66,282,780		4.5
Biotechnology	35,570,345		2.4
Real Estate Management & Development	35,339,947		2.4
Health Care Providers & Services	19,178,499		1.3
Purchased Options	1,406,576		0.1
Electronic Equipment, Instruments & Components	—	†	0.0
Total Investments	$1,484,004,875	†	100.0	%††

  †  Includes a security valued at zero.

  ††  Does not include an open PIPE contract with unrealized depreciation of $1,148,381.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities June 30, 2025 (unaudited)

Assets:
Investments in securities, at value (cost $941,132,492)	$1,458,740,324
Investment in affiliate, at value (cost $25,264,551)	25,264,551
Total investments in securities, at value (cost $966,397,043)	1,484,004,875
Receivable for:
Shares of beneficial interest sold	621,689
Dividends from affiliate	70,822
Securities lending income	237
Prepaid expenses and other assets	234,757
Total Assets	1,484,932,380
Liabilities:
Due to broker	1,950,000
Payable for:
Unrealized Depreciation on Derivative Contract - PIPE	1,148,381
Shares of beneficial interest redeemed	1,040,108
Advisory fee	764,060
Distribution fee	258,796
Transfer and sub transfer agency fees	190,421
Administration fee	93,905
Accrued expenses and other payables	367,853
Total Liabilities	5,813,524
Net Assets	$1,479,118,856
Composition of Net Assets:
Paid-in-Capital	$2,416,651,304
Total Accumulated Loss	(937,532,448)
Net Assets	$1,479,118,856
Class A Shares:
Net Assets	$840,936,351
Shares Outstanding (unlimited shares authorized, $0.01 par value)	18,955,306
Net Asset Value Per Share	$44.36
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$46.82
Class L Shares:
Net Assets	$20,079,133
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,105,716
Net Asset Value Per Share	$18.16
Class I Shares:
Net Assets	$505,578,872
Shares Outstanding (unlimited shares authorized, $0.01 par value)	9,133,556
Net Asset Value Per Share	$55.35
Class C Shares:
Net Assets	$100,142,212
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,982,833
Net Asset Value Per Share	$16.74
Class R6 Shares:
Net Assets	$12,362,854
Shares Outstanding (unlimited shares authorized, $0.01 par value)	220,580
Net Asset Value Per Share	$56.05
Class IR Shares:
Net Assets	$19,434
Shares Outstanding (unlimited shares authorized, $0.01 par value)	345
Net Asset Value Per Share	$56.32

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the six months ended June 30, 2025 (unaudited)

Net Investment Loss: Income
Dividends	$780,238
Dividends from affiliate (Note 9)	578,655
Income from securities loaned - net	30,773
Total Income	1,389,666
Expenses
Advisory fee (Note 4)	4,426,330
Distribution fee (Class A) (Note 5)	957,629
Distribution fee (Class L) (Note 5)	68,304
Distribution fee (Class C) (Note 5)	479,107
Sub transfer agency fees and expenses (Class A)	467,359
Sub transfer agency fees and expenses (Class L)	8,437
Sub transfer agency fees and expenses (Class I)	213,827
Sub transfer agency fees and expenses (Class C)	52,674
Administration fee (Note 4)	541,314
Professional fees	133,363
Transfer agency fees and expenses (Class A) (Note 6)	27,739
Transfer agency fees and expenses (Class L) (Note 6)	2,698
Transfer agency fees and expenses (Class I) (Note 6)	43,198
Transfer agency fees and expenses (Class C) (Note 6)	5,042
Transfer agency fees and expenses (Class R6) (Note 6)	3,112
Transfer agency fees and expenses (Class IR) (Note 6)	992
Shareholder reports and notices	65,306
Registration fees	43,818
Custodian fees (Note 8)	27,874
Trustees' fees and expenses	10,786
Interest Expenses	319
Other	49,658
Total Expenses	7,628,886
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(27,115)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(988)
Net Expenses	7,600,783
Net Investment Loss	(6,211,117)
Realized and Unrealized Gain (Loss): Realized Gain on:
Investments sold	166,983,566
Payment from the Adviser (Note 4)	515,737
Foreign currency transaction	57,268
Net Realized Gain	167,556,571
Change in Unrealized Appreciation (Depreciation) on:
Investments	39,298,268
Derivative Contracts - PIPE	(1,148,381)
Net Change in Unrealized Appreciation (Depreciation)	38,149,887
Net Gain	205,706,458
Net Increase in Net Assets Resulting from Operations	$199,495,341

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE YEAR ENDED DECEMBER 31, 2024
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(6,211,117)	$(11,929,521)
Net realized gain	167,556,571	175,010,830
Net change in unrealized appreciation (depreciation)	38,149,887	316,958,684
Net Increase in Net Assets Resulting from Operations	199,495,341	480,039,993
Dividends and Distributions to Shareholders from:
Class A	—	(4,902,195)
Class L	—	(289,666)
Class I	—	(3,241,933)
Class C	—	(1,527,656)
Class R6	—	(74,007)
Class IR	—	(111)
Total Dividends and Distributions to Shareholders	—	(10,035,568)
Net decrease from transactions in shares of beneficial interest	(137,314,152)	(633,822,446)
Net Increase (Decrease)	62,181,189	(163,818,021)
Net Assets:
Beginning of period	1,416,937,667	1,580,755,688
End of Period	$1,479,118,856	$1,416,937,667

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund has issued Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2025, the Subsidiary represented $41,102,791 or 2.78% of the net assets of the Fund.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Co-Transfer Agency and Sub Transfer Agency fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

At June 30, 2025, the Fund did not have any outstanding repurchase agreements.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2025, the Fund did not have any outstanding securities on loan.

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K. Segment Reporting — During the reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund's President act as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's consolidated financial statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$87,488,011	$—	$—		$87,488,011
Biotechnology	35,570,345	—	—		35,570,345
Broadline Retail	70,126,307	—	—		70,126,307
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	84,211,864	—	—		84,211,864
Financial Services	123,047,711	—	—		123,047,711
Health Care Providers & Services	19,178,499	—	—		19,178,499
Hotels, Restaurants & Leisure	71,516,495	—	—		71,516,495
Information Technology Services	321,366,653	—	—		321,366,653
Pharmaceuticals	69,381,818	—	—		69,381,818
Real Estate Management & Development	35,339,947	—	—		35,339,947
Software	276,915,320	—	—		276,915,320
Tech Hardware, Storage & Peripherals	72,612,683	—	—		72,612,683
Trading Companies & Distributors	105,643,813	—	—		105,643,813
Total Common Stocks	1,372,399,466	—	—	†	1,372,399,466	†
Preferred Stocks
Software	—	—	43,916,053		43,916,053
Investment Company	41,018,229	—	—		41,018,229
Call Options Purchased	—	1,406,576	—		1,406,576

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Short-Term Investment
Investment Company	$25,264,551	$—	$—		$25,264,551
Total Assets	$1,438,682,246	$1,406,576	$43,916,053	†	$1,484,004,875	†
Liabilities:
Derivative Contract — PIPE	—	—	(1,148,381)		(1,148,381)
Total	$1,438,682,246	$1,406,576	$42,767,672	†	$1,482,856,494	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK	PREFERRED STOCKS	DERIVATIVE CONTRACT — PIPE
Beginning Balance	$—	$49,441,731	$—
Purchases	—	—	—
Sales	—	—	—
PIPE transactions	—	—	(1,148,381)
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	—	(5,525,678)	—
Realized gains (losses)	—	—	—
Ending Balance	$—	$43,916,053	$(1,148,381)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—	$(5,525,678)	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2025:

	FAIR VALUE AT JUNE 30, 2025	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$43,916,053	Market Transaction Method	Precedent Transaction	$4.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%–17.0%/15.0%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.0x–36.4x/14.6x	Increase
			Discount for Lack of Marketability	6.0%–15.0%/14.8%	Decrease
PIPE	$(1,148,381)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.5%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise

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price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premium paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity — The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

At June 30, 2025, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2025:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$1,406,576	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

PRIMARY RISK EXPOSURE	LIABILITY DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Unrealized Depreciation on Derivative Contract — PIPE	$(1,148,381)

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The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2025 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS
Currency Risk	$(2,956,408	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS		DERIVATIVE CONTRACTS — PIPE
Currency Risk	$(3,838,925	)(a)	$—
Equity Risk	—		(1,148,381)
Total	$(3,838,925)		$(1,148,381)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2025, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(b)		LIABILITIES(b)
Purchased Options	$1,406,576	(a)	$—
Derivative Contracts — PIPE	—		(1,148,381	)(c)
Total	$1,406,576		$(1,148,381)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(c)  Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the

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counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs & Co. LLC	$768,016	$—	$(768,016)	$0
JPMorgan Chase Bank NA	339,181	—	(339,181)	0
Standard Chartered Bank	299,379	—	(299,379)	0
Total	$1,406,576	$—	$(1,406,576)	$0

(a)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2025, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,498,863,695
Derivative Contracts — PIPE:
Average monthly notional amount	$28,296,870

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding

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$2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended June 30, 2025, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2025, $988 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser made a payment to the Fund of $515,737 related to a class action suit involving the Fund's past holdings which is included in "Payment from the Adviser" in the Consolidated Statement of Operations.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

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Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no unreimbursed expenses representing a gross sales commission credited to Financial Intermediaries in the case of Class A, Class L, or Class C at June 30, 2025. For the six months ended June 30, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2025, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $5,528 and $2,500, respectively, and received $42,068 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees and expenses" in the Consolidated Statement of Operations, amounted to $7,027.

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7. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2025		FOR THE YEAR ENDED DECEMBER 31, 2024
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	677,147	$26,400,307	1,198,593	$36,310,637
Reinvestment of dividends	—	—	116,143	4,786,255
Redeemed	(2,529,596)	(97,756,033)	(11,230,920)	(313,111,706)
Net decrease — Class A	(1,852,449)	(71,355,726)	(9,916,184)	(272,014,814)
CLASS L SHARES
Exchanged	—	—	314	5,053
Reinvestment of dividends	—	—	16,522	279,384
Redeemed	(77,709)	(1,272,904)	(229,541)	(2,668,938)
Net decrease — Class L	(77,709)	(1,272,904)	(212,705)	(2,384,501)
CLASS I SHARES
Sold	1,461,003	70,399,173	1,974,564	69,901,091
Reinvestment of dividends	—	—	62,554	3,211,520
Redeemed	(2,439,383)	(117,183,217)	(9,333,795)	(328,944,475)
Net decrease — Class I	(978,380)	(46,784,044)	(7,296,677)	(255,831,864)
CLASS C SHARES
Sold	104,486	1,573,285	253,362	2,765,537
Reinvestment of dividends	—	—	97,014	1,514,395
Redeemed	(1,295,772)	(19,101,819)	(3,516,285)	(38,497,589)
Net decrease — Class C	(1,191,286)	(17,528,534)	(3,165,909)	(34,217,657)
CLASS R6 SHARES
Sold	47,122	2,320,055	79,176	2,720,500
Reinvestment of dividends	—	—	1,424	74,007
Redeemed	(55,401)	(2,692,999)	(2,223,260)	(72,168,228)
Net decrease — Class R6	(8,279)	(372,944)	(2,142,660)	(69,373,721)
CLASS IR SHARES
Reinvestment of dividends	—	—	2	111
Net decrease in Fund	(4,108,103)	$(137,314,152)	(22,734,133)	$(633,822,446)

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

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Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2025, aggregated $480,564,884 and $580,616,362, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $21,563,348 and $0, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, advisory fees paid were reduced by $27,115 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2025
Liquidity Fund	$50,692,235	$264,778,655	$290,206,339	$578,655	$—	$—	$25,264,551

During the six months ended June 30, 2025, the Fund incurred $13,267 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.

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Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

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Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:		2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$9,906,573	$128,995	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

TOTAL ACCUMULATED LOSS	PAID IN CAPITAL
$27,600,767	$(27,600,767)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $349,833,200 and $1,155,141,510, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $97,720,896.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide

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Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the

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SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer

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Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies,issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  June 30, 2025 (unaudited) continued

also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2025, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.1%.

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$38.40		$26.39		$17.28		$65.88		$80.81		$87.67		$43.85
Income (loss) from investment operations:
Net investment loss(2)	(0.18)		(0.27)		(0.19)		(0.34)		(0.79)		(0.07)		(0.65)
Net realized and unrealized gain (loss)	6.14		12.51		9.30		(39.30)		(4.30)		0.53		47.31
Total income (loss) from investment operations	5.96		12.24		9.11		(39.64)		(5.09)		0.46		46.66
Less distributions from:
Net investment income	—		(0.23)		—		—		(0.02)		—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.23)		—		(8.96)		(9.84)		(7.32)		(2.84)
Net asset value, end of period	$44.36		$38.40		$26.39		$17.28		$65.88		$80.81		$87.67
Total Return(3)	15.52	%(4)	46.33%		52.72	%(5)	(61.43)%		(6.60)%		0.44	%(4)	114.36%
Ratios to Average Net Assets:
Net expenses	1.16	%(6)(7)	1.15	%(7)	1.11	%(7)(8)	1.15	%(7)	1.10	%(7)	1.05	%(6)(7)	1.09	%(7)
Net expenses excluding interest expenses	1.16	%(6)(7)	1.15	%(7)	N/A		N/A		1.10	%(7)	N/A		1.09	%(7)
Net investment loss	(0.95	)%(6)(7)	(0.94	)%(7)	(0.88	)%(7)(8)	(0.94	)%(7)	(0.92	)%(7)	(1.02	)%(6)(7)	(1.08	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$840,936		$799,021		$810,696		$660,505		$2,599,064		$3,404,472		$3,311,047
Portfolio turnover rate	35	%(4)	44%		40%		37%		72%		17	%(4)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.15%	(0.92)%

(9)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,						FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.76		$10.98		$7.23		$40.00		$53.31		$60.31		$31.22
Income (loss) from investment operations:
Net investment loss(2)	(0.11)		(0.17)		(0.12)		(0.30)		(0.76)		(0.07)		(0.62)
Net realized and unrealized gain (loss)	2.51		5.20		3.87		(23.51)		(2.73)		0.39		32.55
Total income (loss) from investment operations	2.40		5.03		3.75		(23.81)		(3.49)		0.32		31.93
Less distributions from:
Net investment income	—		(0.25)		—		—		(0.00	)(3)	—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.25)		—		(8.96)		(9.82)		(7.32)		(2.84)
Net asset value, end of period	$18.16		$15.76		$10.98		$7.23		$40.00		$53.31		$60.31
Total Return(4)	15.23	%(5)	45.63%		52.08	%(6)	(61.64)%		(6.98)%		0.39	%(5)	113.35%
Ratios to Average Net Assets:
Net expenses	1.65	%(7)(8)	1.64	%(8)	1.59	%(8)(9)	1.62	%(8)	1.53	%(8)	1.52	%(7)(8)	1.58	%(8)
Net expenses excluding interest expenses	1.65	%(7)(8)	1.64	%(8)	N/A		N/A		1.53	%(8)	N/A		1.58	%(8)
Net investment loss	(1.45	)%(7)(8)	(1.43	)%(8)	(1.36	)%(8)(9)	(1.41	)%(8)	(1.35	)%(8)	(1.49	)%(7)(8)	(1.56	)%(8)
Rebate from Morgan Stanley affiliate	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$20,079		$18,647		$15,325		$11,949		$44,361		$56,517		$57,565
Portfolio turnover rate	35	%(5)	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Annualized.

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.64%	(1.41)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$47.85		$32.81		$21.44		$76.46		$91.91		$98.70		$48.87
Income (loss) from investment operations:
Net investment loss(2)	(0.17)		(0.24)		(0.17)		(0.30)		(0.63)		(0.06)		(0.57)
Net realized and unrealized gain (loss)	7.67		15.59		11.54		(45.76)		(4.96)		0.59		53.24
Total income (loss) from investment operations	7.50		15.35		11.37		(46.06)		(5.59)		0.53		52.67
Less distributions from:
Net investment income	—		(0.31)		—		—		(0.04)		—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.31)		—		(8.96)		(9.86)		(7.32)		(2.84)
Net asset value, end of period	$55.35		$47.85		$32.81		$21.44		$76.46		$91.91		$98.70
Total Return(3)	15.67	%(4)	46.71%		53.03	%(5)	(61.32)%		(6.35)%		0.46	%(4)	114.94%
Ratios to Average Net Assets:
Net expenses	0.89	%(6)(7)	0.90	%(7)	0.88	%(7)(8)(9)	0.90	%(7)	0.83	%(7)	0.81	%(6)(7)	0.83	%(7)
Net expenses excluding interest expenses	0.89	%(6)(7)	0.90	%(7)	N/A		N/A		0.83	%(7)	N/A		0.83	%(7)
Net investment loss	(0.69	)%(6)(7)	(0.69	)%(7)	(0.65	)%(7)(8)(9)	(0.70	)%(7)	(0.65	)%(7)	(0.78	)%(6)(7)	(0.82	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$505,579		$483,847		$571,096		$501,518		$2,746,086		$3,201,566		$3,150,156
Portfolio turnover rate	35	%(4)	44%		40%		37%		72%		17	%(4)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.04% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 52.99%.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.92%	(0.69)%

(9)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.93%	(0.70)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.54		$10.14		$6.70		$38.71		$52.06		$59.08		$30.72
Income (loss) from investment operations:
Net investment loss(2)	(0.12)		(0.18)		(0.14)		(0.35)		(0.88)		(0.08)		(0.74)
Net realized and unrealized gain (loss)	2.32		4.79		3.58		(22.70)		(2.65)		0.38		31.94
Total income (loss) from investment operations	2.20		4.61		3.44		(23.05)		(3.53)		0.30		31.20
Less distributions from:
Net investment income	—		(0.21)		—		—		(0.00	)(3)	—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.21)		—		(8.96)		(9.82)		(7.32)		(2.84)
Net asset value, end of period	$16.74		$14.54		$10.14		$6.70		$38.71		$52.06		$59.08
Total Return(4)	15.13	%(5)	45.33%		51.34	%(6)	(61.68)%		(7.25)%		0.38	%(5)	112.77%
Ratios to Average Net Assets:
Net expenses	1.90	%(7)(8)	1.90	%(8)	1.88	%(8)(9)	1.88	%(8)	1.80	%(8)(10)	1.77	%(7)(8)	1.83	%(8)
Net expenses excluding interest expenses	1.90	%(7)(8)	1.90	%(8)	N/A		N/A		1.80	%(8)(10)	N/A		1.83	%(8)
Net investment loss	(1.69	)%(7)(8)	(1.69	)%(8)	(1.65	)%(8)(9)	(1.67	)%(8)	(1.62	)%(8)(10)	(1.73	)%(7)(8)	(1.82	)%(8)
Rebate from Morgan Stanley affiliate	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$100,142		$104,321		$104,895		$83,721		$357,118		$386,615		$373,580
Portfolio turnover rate	35	%(5)	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	1.92%	(1.69)%

(10)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class R6 Shares(2)
Selected Per Share Data:
Net asset value, beginning of period	$48.43		$33.20		$21.67		$76.99		$92.39		$99.17		$49.05
Income (loss) from investment operations:
Net investment loss(3)	(0.15)		(0.21)		(0.14)		(0.24)		(0.52)		(0.06)		(0.60)
Net realized and unrealized gain (loss)	7.77		15.76		11.67		(46.12)		(5.01)		0.60		53.56
Total income (loss) from investment operations	7.62		15.55		11.53		(46.36)		(5.53)		0.54		52.96
Less distributions from:
Net investment income	—		(0.32)		—		—		(0.05)		—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.32)		—		(8.96)		(9.87)		(7.32)		(2.84)
Net asset value, end of period	$56.05		$48.43		$33.20		$21.67		$76.99		$92.39		$99.17
Total Return(4)	15.73	%(5)	46.79%		53.21	%(6)	(61.29)%		(6.24)%		0.46	%(5)	115.12%
Ratios to Average Net Assets:
Net expenses	0.83	%(7)(8)	0.82	%(8)	0.77	%(8)(9)	0.78	%(8)(10)	0.72	%(8)(10)	0.71	%(7)(8)	0.73	%(8)(10)
Net expenses excluding interest expenses	0.83	%(7)(8)	0.82	%(8)	N/A		N/A		0.72	%(8)(10)	N/A		0.73	%(8)(10)
Net investment loss	(0.63	)%(7)(8)	(0.61	)%(8)	(0.54	)%(8)(9)	(0.57	)%(8)(10)	(0.53	)%(8)(10)	(0.68	)%(7)(8)	(0.75	)%(8)(10)
Rebate from Morgan Stanley affiliate	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01	%(7)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$12,363		$11,085		$78,733		$74,343		$209,463		$95,977		$81,699
Portfolio turnover rate	35	%(5)	44%		40%		37%		72%		17	%(5)	55%

(1)  Not consolidated.

(2)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(3)  The per share amounts were computed using an average number of shares outstanding during the period.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 53.16%.

(7)  Annualized.

(8)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.80%	(0.57)%

(10)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2022	0.79%	(0.58)%
December 31, 2021	0.73	(0.54)
December 31, 2020	0.76	(0.78)

(11)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30,		FOR THE YEAR ENDED DECEMBER 31,								FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2025		2024		2023		2022		2021		2020(1)		2020(1)
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$48.67		$33.35		$21.77		$77.24		$92.65		$99.43		$49.17
Income (loss) from investment operations:
Net investment loss(2)	(0.16)		(0.23)		(0.14)		(0.29)		(0.54)		(0.06)		(0.47)
Net realized and unrealized gain (loss)	7.81		15.87		11.72		(46.22)		(5.00)		0.60		53.57
Total income (loss) from investment operations	7.65		15.64		11.58		(46.51)		(5.54)		0.54		53.10
Less distributions from:
Net investment income	—		(0.32)		—		—		(0.05)		—		—
Net realized gain	—		—		—		(8.96)		(9.82)		(7.32)		(2.84)
Total distributions	—		(0.32)		—		(8.96)		(9.87)		(7.32)		(2.84)
Net asset value, end of period	$56.32		$48.67		$33.35		$21.77		$77.24		$92.65		$99.43
Total Return(3)	15.72	%(4)	46.84%		53.19	%(5)	(61.29)%		(6.23)%		0.46	%(4)	115.13%
Ratios to Average Net Assets:
Net expenses	0.83	%(6)(7)	0.82	%(7)(8)	0.76	%(7)(8)(9)	0.76	%(7)	0.72	%(7)	0.71	%(6)(7)	0.73	%(7)
Net expenses excluding interest expenses	0.83	%(6)(7)	0.82	%(7)(8)	N/A		N/A		0.72	%(7)	N/A		0.73	%(7)
Net investment loss	(0.63	)%(6)(7)	(0.62	)%(7)(8)	(0.52	)%(7)(8)(9)	(0.61	)%(7)	(0.55	)%(7)	(0.68	)%(6)(7)	(0.71	)%(7)
Rebate from Morgan Stanley affiliate	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$19		$17		$11		$7		$195,328		$317,213		$315,757
Portfolio turnover rate	35	%(4)	44%		40%		37%		72%		17	%(4)	55%

(1)  Not consolidated.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.04% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 53.15%.

(6)  Annualized.

(7)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(8)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2025	12.49%	(12.29)%
December 31, 2024	18.88	(18.68)
December 31, 2023	28.71	(28.47)

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2023	0.80%	(0.56)%

(10)  Amount is less than 0.005%.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the total

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley Insight Fund

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

CPOAX-NCSR 6.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	August 20, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2025